SCHEDULE OF DETAILED INFORMATION ABOUT INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning Balance		$ 3,442
Ending Balance	$ 2,788
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,021	225
Depreciation	669	796
Ending Balance	1,690	1,021
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	4,463	3,933
Purchase Price Allocation Adjustment		530
Additions	15
Ending Balance	$ 4,478	$ 4,463